Group Statement of Changes in Equity - USD ($) $ in Millions		Total		Total	Share capital	Share premium	Other reserves	Retained earnings	Non-controlling interests
Opening balance as previously reported (Opening balance as previously reported) at Dec. 31, 2020		$ 51,903		$ 47,054	$ 3,988	$ 4,314	$ 11,960	$ 26,792	$ 4,849
Opening balance as previously reported (Adjustment for transition to new accounting pronouncements) at Dec. 31, 2020	[1]	523		516				516	7
Opening balance as previously reported at Dec. 31, 2020		52,426		47,570	3,988	4,314	11,960	27,308	4,856
Total comprehensive income	[3]	21,305	[2]	19,895			(1,938)	21,833	1,410
Currency translation arising on Rio Tinto Limited's share capital		(211)		(211)	(211)
Dividends (note 3)		(16,475)		(15,385)				(15,385)	(1,090)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[4]	(113)		(113)			(95)	(18)
Change in equity interest held by Rio Tinto				76				76	(76)
Treasury shares reissued and other movements		6		6		6
Equity issued to holders of non-controlling interests		66						0	66
Employee share awards charged to the income statement		109		109			49	60
Closing balance (Opening balance as previously reported) at Dec. 31, 2021	[5]	56,573		51,415	3,777	4,320	9,998	33,320	5,158
Closing balance (Adjustment for transition to new accounting pronouncements) at Dec. 31, 2021	[1]	523		515			(22)	537	8
Closing balance (Current Stated After Changes In Policy Required By IFRS) at Dec. 31, 2021		57,096		51,930	3,777	4,320	9,976	33,857	5,166
Closing balance at Dec. 31, 2021		57,113		51,947	3,777	4,320	9,976	33,874	5,166
Total comprehensive income	[3]	11,151	[2]	10,649			(2,193)	12,842	502
Currency translation arising on Rio Tinto Limited's share capital		(240)		(240)	(240)
Dividends (note 3)		(12,137)		(11,716)				(11,716)	(421)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[4]	(100)		(100)			(84)	(16)
Change in equity interest held by Rio Tinto		(3,206)		701				701	(3,907)
Treasury shares reissued and other movements		2		2		2
Equity issued to holders of non-controlling interests		86		(711)				(711)	797
Employee share awards charged to the income statement		119		119			56	63
Transfers and other movements		(30)							(30)
Closing balance (Opening balance as previously reported) at Dec. 31, 2022		52,274		50,175	3,537	4,322	7,805	34,511	2,099
Closing balance (Adjustment for transition to new accounting pronouncements) at Dec. 31, 2022	[1]	467		459			(50)	509	8
Closing balance at Dec. 31, 2022		52,741	[6]	50,634	3,537	4,322	7,755	35,020	2,107
Total comprehensive income	[3]	10,272		10,335			585	9,750	(63)
Currency translation arising on Rio Tinto Limited's share capital		47		47	47
Dividends (note 3)		(6,928)		(6,466)				(6,466)	(462)
Newly consolidated operation (note 5)		33							33
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[4]	(95)		(95)			(78)	(17)
Change in equity interest held by Rio Tinto				(13)				(13)	13
Treasury shares reissued and other movements		2		2		2
Equity issued to holders of non-controlling interests		127						0	127
Employee share awards charged to the income statement		142		142			66	76
Closing balance at Dec. 31, 2023		$ 56,341		$ 54,586	$ 3,584	$ 4,324	$ 8,328	$ 38,350	$ 1,755

[1]	The impact of adopting the narrow-scope amendments to IAS 12. Refer to page 166 for details.
[2]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[3]	Refer to the Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on
Rio Tinto Limited’s share capital.

[4]	Net of contributions received from employees for share awards.
[5]	In 2022, the opening balance includes a US$17 million adjustment for the prospective adoption of Amendments to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”, as reported in the prior year financial statements.

[6]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.